Total Capital and Net Income Per Common Unit - Additional Information - Series D Detachable Warrants (Details) - $ / shares		1 Months Ended
	Sep. 25, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Warrants outstanding (units)			6,750,000	6,750,000
Exercise price of warrants (USD per unit)	$ 0.01
The $4.55 Warrants
Class of Stock [Line Items]
Warrants outstanding (units)		4,500,000
Exercise price of warrants (USD per unit)		$ 4.55
The $6.05 Warrants
Class of Stock [Line Items]
Warrants outstanding (units)		2,250,000
Exercise price of warrants (USD per unit)		$ 6.05
Series D Warrant
Class of Stock [Line Items]
Warrants outstanding (units)	2,250,000
Exercise price of warrants (USD per unit)	$ 4.55	$ 6.05	$ 4.55
The Warrants
Class of Stock [Line Items]
Warrant term		7 years
Period after which warrants are exercisable	6 months
Series D Preferred Units
Class of Stock [Line Items]
Common units issued		4,000,000
Preferred units dividend rate		10.50%